Segmented Information - Segment Assets and Liabilities by Geographical Area (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total general fund assets	$ 180,229	$ 168,765
Investments for account of segregated fund holders	116,973	103,062
Asset Management
Disclosure of operating segments [line items]
Total general fund assets	5,666	4,468
Investments for account of segregated fund holders	0	0
Asset Management | United States
Disclosure of operating segments [line items]
Total general fund assets	4,770	4,147
Asset Management | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	145	0
Investments for account of segregated fund holders	0	0
Asset Management | Canada
Disclosure of operating segments [line items]
Total general fund assets	534	321
Asset Management | Other countries
Disclosure of operating segments [line items]
Total general fund assets	217	0
Corporate
Disclosure of operating segments [line items]
Total general fund assets	13,930	14,378
Investments for account of segregated fund holders	11,026	10,513
Corporate | United States
Disclosure of operating segments [line items]
Total general fund assets	2,329	2,550
Corporate | United Kingdom
Disclosure of operating segments [line items]
Total general fund assets	8,210	8,274
Investments for account of segregated fund holders	11,026	10,513
Corporate | Canada
Disclosure of operating segments [line items]
Total general fund assets	3,202	3,384
Corporate | Other countries
Disclosure of operating segments [line items]
Total general fund assets	$ 189	$ 170